DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (95.84%)
COMMUNICATION SERVICES – (15.00%)
Media & Entertainment – (14.46%)
Alphabet Inc., Class A *	3,660	$7,548,823
Alphabet Inc., Class C *	5,603	11,590,534
Facebook, Inc., Class A *	32,570	9,592,842
IAC/InterActiveCorp *	21,620	4,676,622
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	38,842
		33,447,663
Telecommunication Services – (0.54%)
Liberty Global plc, Series C *	49,290	1,258,866
	Total Communication Services	34,706,529
CONSUMER DISCRETIONARY – (14.08%)
Consumer Services – (2.78%)
New Oriental Education & Technology Group, Inc., ADR (China)*	459,460	6,432,440
Retailing – (11.30%)
Alibaba Group Holding Ltd., ADR (China)*	30,600	6,937,938
Amazon.com, Inc. *	3,366	10,414,673
Coupang, Inc., Class A (South Korea)*	56,282	2,777,517
Naspers Ltd. - N (South Africa)	13,860	3,316,362
Prosus N.V., Class N (Netherlands)	13,860	1,540,843
Vroom, Inc. *	29,280	1,141,627
		26,128,960
	Total Consumer Discretionary	32,561,400
FINANCIALS – (41.58%)
Banks – (17.56%)
Danske Bank A/S (Denmark)	180,500	3,377,661
DBS Group Holdings Ltd. (Singapore)	180,222	3,857,115
JPMorgan Chase & Co.	68,968	10,498,999
U.S. Bancorp	159,970	8,847,941
Wells Fargo & Co.	359,124	14,030,975
		40,612,691
Diversified Financials – (19.80%)
Capital Markets – (3.35%)
Bank of New York Mellon Corp.	163,560	7,734,752
Consumer Finance – (10.78%)
American Express Co.	56,549	7,998,291
Capital One Financial Corp.	133,180	16,944,491
		24,942,782
Diversified Financial Services – (5.67%)
Berkshire Hathaway Inc., Class A *	34	13,113,868
		45,791,402
Insurance – (4.22%)
Life & Health Insurance – (2.17%)
AIA Group Ltd. (Hong Kong)	414,800	5,031,533
Property & Casualty Insurance – (2.05%)
Chubb Ltd.	17,150	2,709,186
Loews Corp.	23,460	1,203,029

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2021 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	720	$820,526
		4,732,741
		9,764,274
	Total Financials	96,168,367
HEALTH CARE – (6.06%)
Health Care Equipment & Services – (3.57%)
Cigna Corp.	8,447	2,041,978
CVS Health Corp.	34,082	2,563,989
Quest Diagnostics Inc.	28,530	3,661,540
		8,267,507
Pharmaceuticals, Biotechnology & Life Sciences – (2.49%)
Viatris Inc. *	412,290	5,759,691
	Total Health Care	14,027,198
INDUSTRIALS – (4.25%)
Capital Goods – (4.25%)
Carrier Global Corp.	161,390	6,813,886
Orascom Construction PLC (United Arab Emirates)	13,155	75,773
Raytheon Technologies Corp.	38,005	2,936,646
	Total Industrials	9,826,305
INFORMATION TECHNOLOGY – (14.87%)
Semiconductors & Semiconductor Equipment – (13.88%)
Applied Materials, Inc.	120,320	16,074,752
Intel Corp.	124,090	7,941,760
Texas Instruments Inc.	42,810	8,090,662
		32,107,174
Software & Services – (0.99%)
Microsoft Corp.	9,730	2,294,042
	Total Information Technology	34,401,216
TOTAL COMMON STOCK – (Identified cost $102,394,888)		221,691,015
PREFERRED STOCK – (2.28%)
INDUSTRIALS – (2.28%)
Transportation – (2.28%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	5,264,784
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		5,264,784
SHORT-TERM INVESTMENTS – (2.01%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $2,120,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $2,162,400)	$2,120,000	2,120,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $2,540,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 03/01/36-04/01/51, total market value $2,590,800)	$2,540,000	$2,540,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,660,000)		4,660,000
		Total Investments – (100.13%) – (Identified cost $111,014,467)	231,615,799
		Liabilities Less Other Assets – (0.13%)	(302,809)
		Net Assets – (100.00%)	$231,312,990

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,264,784 or 2.28% of the Fund's net assets as of March 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (94.34%)
FINANCIALS – (94.34%)
Banks – (44.94%)
Bank of America Corp.	97,440	$3,769,954
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	57,620	2,202,236
Danske Bank A/S (Denmark)	84,350	1,578,425
DBS Group Holdings Ltd. (Singapore)	108,460	2,321,263
DNB ASA (Norway)	118,830	2,528,549
JPMorgan Chase & Co.	32,000	4,871,360
M&T Bank Corp.	8,400	1,273,524
Metro Bank PLC (United Kingdom)*	139,120	221,710
PNC Financial Services Group, Inc.	19,950	3,499,430
Truist Financial Corp.	19,750	1,151,820
U.S. Bancorp	78,670	4,351,238
Wells Fargo & Co.	94,370	3,687,036
		31,456,545
Diversified Financials – (32.34%)
Capital Markets – (12.10%)
Bank of New York Mellon Corp.	71,320	3,372,723
Charles Schwab Corp.	32,650	2,128,127
Julius Baer Group Ltd. (Switzerland)	42,154	2,695,644
State Street Corp.	3,240	272,192
		8,468,686
Consumer Finance – (14.73%)
American Express Co.	26,070	3,687,341
Capital One Financial Corp.	52,040	6,621,049
		10,308,390
Diversified Financial Services – (5.51%)
Berkshire Hathaway Inc., Class A *	10	3,857,020
		22,634,096
Insurance – (17.06%)
Property & Casualty Insurance – (12.95%)
Chubb Ltd.	19,966	3,154,029
Loews Corp.	53,080	2,721,942
Markel Corp. *	2,795	3,185,238
		9,061,209
Reinsurance – (4.11%)
Alleghany Corp. *	2,930	1,835,030
Everest Re Group, Ltd.	2,400	594,744
Greenlight Capital Re, Ltd., Class A *	51,500	448,050
		2,877,824
		11,939,033
	Total Financials	66,029,674
TOTAL COMMON STOCK – (Identified cost $40,048,071)		66,029,674

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (5.64%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $1,795,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $1,830,900)	$1,795,000	$1,795,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $2,150,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.00%, 03/01/31-04/01/51, total market value $2,193,000)	2,150,000	2,150,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,945,000)		3,945,000
	Total Investments – (99.98%) – (Identified cost $43,993,071)		69,974,674
	Other Assets Less Liabilities – (0.02%)		16,765
		Net Assets – (100.00%)	$69,991,439

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (96.54%)
CONSUMER DISCRETIONARY – (0.72%)
Consumer Services – (0.72%)
Six Flags Entertainment Corp. *	1,950	$90,616
Total Consumer Discretionary		90,616
REAL ESTATE – (95.82%)
Equity Real Estate Investment Trusts (REITs) – (95.82%)
Health Care REITs – (7.74%)
Healthpeak Properties, Inc.	9,900	314,226
Ventas, Inc.	4,580	244,297
Welltower Inc.	5,760	412,589
		971,112
Hotel & Resort REITs – (6.08%)
Host Hotels & Resorts Inc. *	25,900	436,415
Ryman Hospitality Properties, Inc. *	890	68,984
Sunstone Hotel Investors, Inc. *	20,710	258,047
		763,446
Industrial REITs – (13.79%)
Prologis, Inc.	7,903	837,718
Rexford Industrial Realty, Inc.	9,200	463,680
Terreno Realty Corp.	7,420	428,653
		1,730,051
Office REITs – (16.01%)
Alexandria Real Estate Equities, Inc.	1,970	323,671
Boston Properties, Inc.	3,720	376,687
Cousins Properties, Inc.	8,255	291,814
Douglas Emmett, Inc.	7,260	227,964
Highwoods Properties, Inc.	4,430	190,224
Hudson Pacific Properties, Inc.	13,420	364,085
SL Green Realty Corp.	1,617	113,174
Vornado Realty Trust	2,690	122,099
		2,009,718
Residential REITs – (18.41%)
American Campus Communities, Inc.	7,070	305,212
American Homes 4 Rent, Class A	6,590	219,711
AvalonBay Communities, Inc.	2,600	479,726
Camden Property Trust	1,880	206,631
Equity Residential	5,720	409,723
Essex Property Trust, Inc.	2,050	557,272
UDR, Inc.	3,010	132,019
		2,310,294
Retail REITs – (12.62%)
Acadia Realty Trust	10,787	204,629
Brixmor Property Group, Inc.	24,990	505,548
Federal Realty Investment Trust	2,270	230,292
Retail Opportunity Investments Corp.	11,075	175,760
Simon Property Group, Inc.	4,110	467,595
		1,583,824
Specialized REITs – (21.17%)
CoreSite Realty Corp.	1,160	139,026
Crown Castle International Corp.	1,290	222,048

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	CyrusOne Inc.	3,990	$270,203
	Digital Realty Trust, Inc.	1,950	274,638
	Equinix, Inc.	898	610,272
	Extra Space Storage Inc.	1,770	234,613
	Life Storage, Inc.	2,700	232,065
	Public Storage	2,290	565,080
	VICI Properties Inc.	3,880	109,571
			2,657,516
		Total Real Estate	12,025,961
	TOTAL COMMON STOCK – (Identified cost $9,275,273)		12,116,577
SHORT-TERM INVESTMENTS – (3.36%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $192,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 04/15/21-02/20/51, total market value $195,840)	$192,000	192,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.02%, 04/01/21, dated 03/31/21, repurchase value of $230,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 03/01/36-04/01/51, total market value $234,600)	230,000	230,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $422,000)		422,000
	Total Investments – (99.90%) – (Identified cost $9,697,273)		12,538,577
	Other Assets Less Liabilities – (0.10%)		12,095
		Net Assets – (100.00%)	$12,550,672

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2021 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$34,706,529	$–	$–
Consumer Discretionary	32,561,400	–	90,616
Financials	96,168,367	66,029,674	–
Health Care	14,027,198	–	–
Industrials	9,826,305	–	–
Information Technology	34,401,216	–	–
Real Estate	–	–	12,025,961
Total Level 1	221,691,015	66,029,674	12,116,577
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	4,660,000	3,945,000	422,000
Total Level 2	4,660,000	3,945,000	422,000
Level 3 – Significant Unobservable Inputs:
Preferred Stock:
Industrials	5,264,784	–	–
Total Level 3	5,264,784	–	–
Total Investments	$231,615,799	$69,974,674	$12,538,577

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2021. The net increase in unrealized appreciation during the period on Level 3 securities still held at March 31, 2021 for Davis Value Portfolio was $407,464. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2021	Cost of Purchases	Net Increase in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2021
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$4,857,320	$–	$407,464	$–	$–	$5,264,784
Total Level 3	$4,857,320	$–	$407,464	$–	$–	$5,264,784

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2021	Technique	Input	Amount	an Increase in Input
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$5,264,784	Market Approach	Transaction Price	$40.83	Increase
Total Level 3	$5,264,784

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Unrealized appreciation	$120,944,517	$27,071,154	$3,001,276
Unrealized depreciation	(2,420,137)	(1,121,828)	(339,687)
Net unrealized appreciation	$118,524,380	$25,949,326	$2,661,589
Aggregate cost	$113,091,419	$44,025,348	$9,876,988

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund's investments, impair a fund's ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.